Compensation of the Management Board and the supervisory board - Compensation of the Supervisory Board (Details) - Members of Supervisory Board € in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)
Key management personnel
Total		€ 626	€ 773
Fixed compensation		439	361
Compensation to committees		187	148
Variable performance-related compensation		0	264
Attendance fees | $	$ 3,500
General Partner
Key management personnel
Total		937	1,110
Fixed compensation		432	402
Compensation to committees		505	428
Variable performance-related compensation		€ 0	€ 280